Total
Johnson Equity Income Fund
Johnson Equity Income Fund
INVESTMENT OBJECTIVE
Above average dividend income and long-term capital growth.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Johnson Equity Income Fund - USD ($)	Class I	Class S
Redemption Fee	none	none
Exchange Fee	none	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Johnson Equity Income Fund	Class I	Class S
Management Fees	0.75%	0.75%
Shareholder Servicing Fee	none	0.25%
Other Expenses	none	none
Total Annual Fund Operating Expenses	0.75%	1.00%

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost will be:

Expense Example - Johnson Equity Income Fund - USD ($)	1 year	3 Years	5 Years	10 Years
Class I	77	241	418	933
Class S	103	320	555	1,229

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or ‘turns over’ its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 32.38% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The fund invests primarily in equity securities of larger-sized U.S. companies (those with a market capitalization above $20 billion) that its Adviser believes offer opportunities for above-average dividend income and capital growth. The Adviser seeks companies with high quality characteristics such as sustainable competitive positions that have high-quality earnings, financial strength, strong or improving balance sheets, free cash flow, and shareholder-oriented managements. The Adviser also considers current dividend yield and dividend growth, as well as its analysis of the share price of these companies using traditional valuation measures. The fund may invest a portion of its assets in preferred stocks. The fund may sell a security if the security reaches the Adviser’s valuation target, if the Adviser believes the company’s fundamentals have changed, or if the company is not performing as expected. Under normal circumstances, at least 80% of the fund’s total assets will be invested in income-producing equity securities. For the purposes of the 80% test, equity securities include common stock, preferred stocks and exchange traded funds (ETFs) that invest primarily in equity securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND
AVERAGE ANNUAL TOTAL RETURNS
The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund’s returns from year to year for the last 10 years. The table shows how the fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Average Total Returns for the Equity Income Fund Class I as of December 31 of each year

Best Quarter: 2Q2020, 17.01% Worst Quarter: 1Q2020, -21.02%

Average Annual Total Returns as of December 31, 2023
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

Average Annual Returns - Johnson Equity Income Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class I	Return Before Taxes	13.42%	14.18%	10.30%			Dec. 31, 2005
Class S	Return Before Taxes				5.46%		Sep. 15, 2023
After Taxes on Distributions | Class I	Return After Taxes on Distributions	12.72%	12.59%	8.55%
After Taxes on Distributions and Sale of Fund Shares | Class I	Return After Taxes on Distributions and Sale of Fund Shares	8.44%	10.97%	7.80%
S&P 500 Index	S&P 500 Index	26.29%	15.69%	12.03%	7.66%	[1]	Sep. 15, 2023
[1]	For the Class S shares; inception date of 9/15/2023

The fund’s broad-based securities market index is the S&P 500 Index, which measures the performance of 500 of the largest companies listed on the US stock exchange. This Index represents the market sector in which the fund invests and is utilized by the Adviser for measuring performance.
The index is unmanaged, market capitalization weighted, includes net reinvested dividends, does not reflect fees or expenses (which would lower return), and is not available for direct investment.